UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number  811-09541
                                  ---------------------------

          AmeriPrime Advisors Trust
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

         431  N. Pennsylvania St.       Indianapolis, IN    46204
--------------------------------------------------------------------------------
         (Address of principal executive offices)             (Zip code)

Lynn Wood
----------
Unified Fund Services, Inc.
---------------------------
431 N. Pennsylvania St.
-----------------------
Indianapolis, IN 46204
----------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 317-917-7000
                                                   ----------------------

Date of fiscal year end:   8/31
                        -----------

Date of reporting period:  02/28/05
                         ------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.



================================================================================
                                 Monteagle Funds
================================================================================
















                               SEMI-ANNUAL REPORT

                                FEBRUARY 28, 2005

                                   (UNAUDITED)









                               INVESTMENT MANAGER:

                          NASHVILLE CAPITAL CORPORATION
                              209 10TH AVENUE SOUTH
                                    SUITE 332
                               NASHVILLE, TN 37203


                            TOLL FREE: (877) 272-9746

FUND HOLDINGS - (UNAUDITED)
-------------

         MONTEAGLE FIXED INCOME FUND HOLDINGS AS OF FEBRUARY 28, 2005 1

                                 [CHART OMITTED]

        Corporate Bonds                         70.92%
        Taxable Municipal Obligations           18.17%
        U.S. Government Agency Obligations       8.37%
        Money Market Securities                  1.67%
        Other assets less liabilities            0.87%

1 As a percent of net assets.

Under normal circumstances, the Monteagle Fixed Income Fund will invest at least 80% of its assets in fixed income securities, including U.S. government securities, securities issued by agencies of the U.S. government, taxable municipal bonds and corporate debt securities.

            MONTEAGLE VALUE FUND HOLDINGS AS OF FEBRUARY 28, 2005 1

                                 [CHART OMITTED]

        Large-Cap Equity Securities 2           59.54%
        Mid-Cap Equity Securities 3             38.44%
        Small-Cap Equity Securities 4            1.37%
        Money Market Securities                  0.55%
        Other assets less liabilities            0.10%

1 As a percent of net assets.
2 U.S. Companies with market capitalizations above $5 billion.
3 U.S. Companies with market capitalizations above $1 billion and below $5 billion.
4 U.S. Companies with market capitalizations below $1 billion.

The Monteagle Value Fund invests primarily in common stocks of medium and large capitalization U.S. companies. Medium capitalization companies include those with market capitalizations between $1 billion and $5 billion, and large capitalization companies include those with market capitalizations above $5 billion.

-------------

       MONTEAGLE LARGE CAP GROWTH FUND HOLDINGS AS OF FEBRUARY 28, 2005 1

                                 [CHART OMITTED]

        Large-Cap Equity Securities 2                   93.44%
        Mid and Small-Cap Equity Securities 3            2.70%
        Money Market Securities                          7.25%
        Liabilities in excess or other assets          (3.39)%

1 As a percent of net assets.
2 U.S. Companies with market capitalizations above $5 billion.
3 U.S. Companies with market capitalizations below $5 billion.

The Monteagle Large Cap Growth Fund will, under normal circumstances, invest at least 80% of its assets in common stocks of large capitalization U.S. companies. Large capitalization companies include those with market capitalizations above $5 billion.

AVAILABILITY OF PORTFOLIO SCHEDULE
----------------------------------

The Funds file complete  schedule of portfolio  holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Qs are available at the SEC's website at
www.sec.gov.  The  Fund's  Form N-Qs may be  reviewed  and  copied at the Public
-----------
Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

SUMMARY OF FUNDS' EXPENSES - (UNAUDITED)
--------------------------

As a shareholder of any of the Funds, you incur ongoing costs, including management fees and trustee expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period (September 1, 2004) and held for the entire period (through February 28, 2005).

Actual Expenses
---------------

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

--------------------------

Hypothetical Example for Comparison Purposes
--------------------------------------------

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

---------------------------------------------------------------------------------------------------------
                                        BEGINNING                  ENDING              EXPENSES PAID
MONTEAGLE FUNDS                       ACCOUNT VALUE            ACCOUNT VALUE          DURING PERIOD*
                                    SEPTEMBER 1, 2004        FEBRUARY 28, 2005       FEBRUARY 28, 2005
---------------------------------------------------------------------------------------------------------
FIXED INCOME FUND

    Actual                          $       1,000.00         $        998.40         $          5.75

    Hypothetical**                  $       1,000.00         $      1,019.04         $          5.81

---------------------------------------------------------------------------------------------------------
VALUE FUND

    Actual                          $       1,000.00         $      1,190.51         $          7.44

    Hypothetical**                  $       1,000.00         $      1,018.00         $          6.85

---------------------------------------------------------------------------------------------------------
LARGE CAP GROWTH FUND

   Actual                           $       1,000.00         $      1,079.19         $          7.06

   Hypothetical**                   $       1,000.00         $      1,018.00         $          6.85

---------------------------------------------------------------------------------------------------------

*Expenses are equal to the Funds' annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized expense ratios for Monteagle Fixed Income Fund, Monteagle Value Fund and Monteagle Large Cap Growth Fund were 1.16%, 1.37%, and 1.37% respectively.
**Assumes a 5% return before expenses.

MONTEAGLE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)

                                                                                  PRINCIPAL
                                                                                   AMOUNT                 VALUE
                                                                                --------------     --------------------
CORPORATE BONDS - 70.92%
Abbott Laboratories Corp., 5.400%, 9/15/2008                                    $     500,000          $       522,167
Alcoa, Inc., 5.375%, 1/15/2013                                                        500,000                  520,839
American Express Co., 4.750%, 6/17/2009                                               500,000                  508,532
Ameritech Capital Funding Corp., 6.150%, 1/15/2008                                  1,000,000                1,051,451
BankAmerica Corp., 5.875%, 2/15/2009                                                  250,000                  264,218
Bank of America, 4.875%, 1/15/2013                                                    500,000                  504,694
Bank of New York, 3.900%, 9/1/2007                                                    500,000                  498,632
Bottling Group LLC, 4.625%, 11/15/2012                                                500,000                  501,632
Bristol Myers Squibb, 5.750%, 10/1/2011                                               500,000                  530,202
CBS Corp., 7.150%, 5/20/2005                                                        1,000,000                1,008,002
CIT Group, Inc., 4.750%, 12/15/2010                                                   500,000                  500,981
Coca-Cola Enterprises, 5.750%, 03/15/2011                                             500,000                  531,658
Commercial Credit Co., 10.000%, 12/1/2008                                           1,000,000                1,190,328
Dayton Hudson Corp., 5.875%, 11/1/2008                                                750,000                  792,291
General Electric Company, 5.000%, 02/01/2013                                          500,000                  508,307
Goldman Sachs Group, Inc., 5.250%, 10/15/2013                                         500,000                  509,464
Household Finance Corp., 6.500%, 11/15/2008                                           500,000                  536,776
International Business Machines, 5.375%, 2/1/2009                                   1,000,000                1,043,406
John Deere Capital Trust, 5.100%, 01/15/2013                                          500,000                  512,883
JP Morgan Chase & Co., 4.500%, 01/15/2012                                             250,000                  247,135
Lehman Brothers, 4.375%, 11/30/2010                                                   500,000                  494,321
McDonnell Douglas Co., 6.875%, 11/1/2006                                              500,000                  522,653
Mellon Funding Corp., 6.375%, 02/15/2010                                              150,000                  160,543
Merrill Lynch, 8.000%, 6/1/2007                                                       500,000                  541,561
Metlife, Inc., 5.500%, 6/15/2014                                                      500,000                  515,271
Nabisco, Inc., 7.050%, 7/15/2007                                                    1,000,000                1,060,496
Pitney Bowes Credit Corp., 8.625%, 2/15/2008                                          700,000                  791,924
Suntrust Bank, 6.375%, 04/01/2011                                                     500,000                  547,563
Wells Fargo & Co., 5.250%, 12/01/2007                                                 500,000                  514,730
                                                                                                   --------------------

TOTAL CORPORATE BONDS (COST $17,217,313)                                                                    17,432,660
                                                                                                   --------------------

TAXABLE MUNICIPAL OBLIGATIONS - 18.17%
Atlanta & Fulton County, Georgia Recreation Authority Downtown
     Arena Project, 6.625%, 12/1/2011                                                 300,000                  325,962
Buffalo, New York Pension System, 8.500%, 8/15/2005                                   500,000                  511,770
Denver, Colorado City & County School District, 6.760%, 12/15/2007                  1,000,000                1,068,400
LaGrange, Georgia Development Authority Communications System
     Project, 6.100%, 2/1/2010                                                        750,000                  794,482
New Jersey Sports & Expos, 7.375%, 3/1/2007                                           500,000                  532,730
New Rochelle, New York Public Improvement, 4.850%, 3/15/2011                          200,000                  203,448
Texas Tech University, 5.320%, 8/15/2007                                            1,000,000                1,028,610
                                                                                                   --------------------

TOTAL MUNICIPAL OBLIGATIONS (COST $4,270,780)                                                                4,465,402
                                                                                                   --------------------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 8.37%
Federal Home Loan Mortgage Corp., 5.625%, 03/15/2011                                  500,000                  532,475
Federal Home Loan Mortgage Corp., 3.000%, 03/28/2008                                  500,000                  482,098
Federal Home Loan Bank, 4.020%, 05/15/2008                                            500,000                  499,075
Federal National Mortgage Association, 3.125%, 3/16/2009                              565,000                  542,815
                                                                                                   --------------------

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST $2,096,518)                                                   2,056,463
                                                                                                   --------------------

See accompanying notes which are an integral part of the financial statements.


MONTEAGLE FIXED INCOME FUND
SCHEDULE OF INVESTMENTS - CONTINUED
FEBRUARY 28, 2005 (UNAUDITED)

MONEY MARKET SECURITIES - 1.67%                                                    SHARES                 VALUE
                                                                                --------------     --------------------

Federated U.S. Treasury Obligations Fund, 2.33% (a)                                   411,653          $       411,653
                                                                                                   --------------------

TOTAL MONEY MARKET SECURITIES (COST $411,653)                                                                  411,653
                                                                                                   --------------------

TOTAL INVESTMENTS (COST $23,996,264) - 99.13%                                                          $    24,366,178
                                                                                                   --------------------

OTHER ASSETS LESS LIABILITIES - 0.87%                                                                          213,498
                                                                                                   --------------------

TOTAL NET ASSETS - 100.00%                                                                             $    24,579,676
                                                                                                   ====================


(a) Variable rate security; the coupon rate shown represents the rate at February 28, 2005.

See accompanying notes which are an integral part of the financial statements.

MONTEAGLE VALUE FUND
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)

COMMON STOCKS - 99.35%                                                         SHARES                 VALUE
                                                                            --------------       ----------------

AIRCRAFT & PARTS - 3.43%
Textron, Inc.                                                                       8,550           $    661,343
                                                                                                 ----------------

COMPUTER COMMUNICATION EQUIPMENT - 1.38%
Adaptec, Inc. (a)                                                                  48,700                264,928
                                                                                                 ----------------

CRUDE PETROLEUM & NATURAL GAS - 4.03%
Kerr-McGee Corp.                                                                   10,000                776,600
                                                                                                 ----------------

DRILLING OIL & GAS WELLS - 8.13%
Rowan Co., Inc.                                                                    26,450                837,936
Transocean, Inc. (a)                                                               15,000                727,200
                                                                                                 ----------------
                                                                                                       1,565,136
                                                                                                 ----------------

ELECTRIC LIGHTING & WIRING EQUIPMENT - 8.22%
Cooper Industries, Inc. - Class A                                                  11,800                818,566
Hubbell, Inc. - Class B                                                            14,200                763,960
                                                                                                 ----------------
                                                                                                       1,582,526
                                                                                                 ----------------

ELECTRIC SERVICES - 4.70%
Duke Energy Corp.                                                                  33,550                905,514
                                                                                                 ----------------

ELECTRONIC COMPONENTS & ACCESSORIES - 2.33%
Vishay Intertechnology, Inc. (a)                                                   34,400                448,920
                                                                                                 ----------------

GOLD & SILVER ORES - 3.23%
Barrick Gold Corp.                                                                 25,000                622,500
                                                                                                 ----------------

GUIDED MISSILES & SPACE VEHICLES & PARTS - 4.10%
Goodrich Corp.                                                                     21,300                788,739
                                                                                                 ----------------

OIL & GAS FIELD EXPLORATION SERVICES - 4.57%
Halliburton Co.                                                                    20,000                879,400
                                                                                                 ----------------

OIL & GAS FIELD MACHINERY & EQUIPMENT - 1.72%
Baker Hughes, Inc.                                                                  7,000                330,960
                                                                                                 ----------------

PAPER MILLS - 3.22%
Meadwestvaco Corp.                                                                 19,795                620,771
                                                                                                 ----------------

PAPERBOARD CONTAINERS & BOXES - 3.77%
Sonoco Products Co.                                                                25,000                727,000
                                                                                                 ----------------

PETROLEUM REFINING - 1.97%
Marathon Oil Corp.                                                                  8,000                378,720
                                                                                                 ----------------

PHARMACEUTICAL PREPARATIONS - 5.35%
Bristol-Myers Squibb Company                                                       20,000                500,600
Schering-Plough Corp.                                                              28,000                530,600
                                                                                                 ----------------
                                                                                                       1,031,200
                                                                                                 ----------------

See accompanying notes which are an integral part of the financial statements.

MONTEAGLE VALUE FUND
SCHEDULE OF INVESTMENTS - CONTINUED
FEBRUARY 28, 2005 (UNAUDITED)

COMMON STOCKS - 99.35% - CONTINUED                                             SHARES                 VALUE
                                                                            --------------       ----------------

PHOTOGRAPHIC EQUIPMENT & SUPPLIES - 3.99%
Eastman Kodak, Inc.                                                                22,600           $    768,174
                                                                                                 ----------------

PLASTIC MAIL, SYNTHETIC RESIN/RUBBER, CELLULOS  - 3.53%
DuPont (EI) de NeMours & Co.                                                       12,750                679,575
                                                                                                 ----------------

RAILROAD EQUIPMENT - 2.99%
Trinity Industries, Inc.                                                           20,000                576,000
                                                                                                 ----------------

REAL ESTATE INVESTMENT TRUSTS - 3.06%
New Plan Excel Realty Trust, Inc.                                                  22,550                589,908
                                                                                                 ----------------

RETAIL - DEPARTMENT STORES - 10.08%
The May Department Stores Company                                                  22,000                759,220
Saks, Inc.                                                                         45,000                683,550
Sears Roebuck & Co.                                                                10,000                499,300
                                                                                                 ----------------
                                                                                                       1,942,070
                                                                                                 ----------------

RETAIL - GROCERY STORES - 2.74%
Albertson's, Inc.                                                                  23,550                527,285
                                                                                                 ----------------

SAWMILLS & PLANTING MILLS - 2.73%
Louisiana-Pacific Corp.                                                            20,000                525,400
                                                                                                 ----------------

SERVICES - COMPUTER INTEGRATED SYSTEMS DESIGN - 1.59%
Unisys Corp. (a)                                                                   40,000                307,200
                                                                                                 ----------------

TELEPHONE & TELEGRAPH APPARATUS - 1.49%
ADC Telecommunications, Inc.  (a)                                                 125,000                287,500
                                                                                                 ----------------

TELEPHONE COMMUNICATIONS  - 2.50%
SBC Communications, Inc.                                                           20,000                481,000
                                                                                                 ----------------

WATER TRANSPORTATION - 4.50%
Tidewater, Inc.                                                                    21,000                866,670
                                                                                                 ----------------

TOTAL COMMON STOCKS (COST $14,805,385)                                                                19,135,039
                                                                                                 ----------------

MONEY MARKET SECURITIES - 0.55%
Federated U.S. Treasury Obligations Fund, 2.33% (b)                               106,772                106,772
                                                                                                 ----------------

TOTAL MONEY MARKET SECURITIES (COST $106,772)                                                            106,772
                                                                                                 ----------------

TOTAL INVESTMENTS (COST $14,912,157) - 99.90%                                                       $ 19,241,811
                                                                                                 ----------------

OTHER ASSETS IN LESS LIABILITIES - 0.10%                                                                  18,374
                                                                                                 ----------------

TOTAL NET ASSETS - 100.00%                                                                          $ 19,260,185
                                                                                                 ================

(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate at February 28, 2005.

See accompanying notes which are an integral part of the financial statements.

MONTEAGLE LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)

COMMON STOCKS - 96.14%                                                               SHARES                VALUE
                                                                                  -------------        --------------

AIR COURIER SERVICES  - 3.59%
FedEx Corp.                                                                             10,500          $  1,026,690
                                                                                                       --------------

BIOLOGICAL PRODUCTS  - 3.44%
Amgen, Inc.  (a)                                                                        16,000               985,760
                                                                                                       --------------

ELECTROMEDICAL & ELECTROTHERAPEUTIC APPARATUS - 3.37%
Medtronic, Inc.                                                                         18,500               964,220
                                                                                                       --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT  - 3.41%
General Electric Co.                                                                    27,700               975,040
                                                                                                       --------------

ELECTRONIC COMPUTERS - 3.18%
Dell, Inc. (a)                                                                          22,700               910,043
                                                                                                       --------------

FINANCE SERVICES - 3.03%
American Express Co.                                                                    16,000               866,400
                                                                                                       --------------

HOSPITAL & MEDICAL SERVICE PLANS - 3.63%
United Health Group, Inc.                                                               11,400             1,039,224
                                                                                                       --------------

HOUSEHOLD AUDIO & VIDEO EQUIPMENT - 2.82%
Harman International Industries, Inc.                                                    7,200               807,624
                                                                                                       --------------

LEATHER & LEATHER PRODUCTS - 3.57%
Coach, Inc. (a)                                                                         18,400             1,021,752
                                                                                                       --------------

MISCELLANEOUS CHEMICAL PRODUCTS - 1.82%
Smith International, Inc.                                                                8,100               520,506
                                                                                                       --------------

MOTORCYCLES, BICYCLES & PARTS - 1.49%
Harley-Davidson, Inc.                                                                    6,900               426,972
                                                                                                       --------------

NATIONAL COMMERCIAL BANKS - 3.07%
Wachovia Corp.                                                                          16,600               879,966
                                                                                                       --------------

OPERATIVE BUILDERS - 1.85%
Toll Brothers, Inc. (a)                                                                  6,000               528,300
                                                                                                       --------------

OPTHALMIC GOODS - 3.44%
Alcon, Inc.                                                                             11,400               983,820
                                                                                                       --------------

PERSONAL CREDIT INSTITUTIONS - 3.13%
Capital One Financial Corp.                                                             11,700               897,156
                                                                                                       --------------

PETROLEUM REFINING - 3.56%
Conocophillips Co.                                                                       9,200             1,020,188
                                                                                                       --------------

PHARMACEUTICAL PREPARATIONS - 2.44%
Genentech, Inc. (a)                                                                     14,800               698,560
                                                                                                       --------------

See accompanying notes which are an integral part of the financial statements.

MONTEAGLE LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS - CONTINUED
FEBRUARY 28, 2005 (UNAUDITED)

COMMON STOCKS - 96.14% - CONTINUED                                                   SHARES                VALUE
                                                                                  -------------        --------------

RADIO & TV BROADCASTING & COMMUNICATION EQUIPMENT - 3.33%
L-3 Communications Holdings, Inc.                                                       13,200          $    951,720
                                                                                                       --------------

RETAIL - EATING & DRINKING PLACES - 3.06%
Starbucks Corp.  (a)                                                                    16,900               875,589
                                                                                                       --------------

RETAIL - LUMBER & OTHER BUILDING MATERIALS DEALERS - 3.61%
Lowe's Companies, Inc.                                                                  17,600             1,034,528
                                                                                                       --------------

RETAIL - VARIETY STORES - 6.05%
Costco Wholesale Corp.                                                                  18,700               871,233
Target Corp.                                                                            16,900               858,858
                                                                                                       --------------
                                                                                                           1,730,091
                                                                                                       --------------

SEARCH, DETECTION, NAVIGATION, GUIDANCE, AERONAUTICAL SYSTEMS - 1.67%
Garmin Ltd.                                                                              9,300               476,625
                                                                                                       --------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 2.24%
Chicago Mercantile Exchange Holdings, Inc.                                               3,100               640,522
                                                                                                       --------------

SEMICONDUCTORS & RELATED DEVICES - 3.45%
Marvell Technology Group Ltd. (a)                                                       27,000               987,930
                                                                                                       --------------

SERVICES - BUSINESS SERVICES - 2.60%
eBAY, Inc. (a)                                                                          17,400               745,416
                                                                                                       --------------

SERVICES - COMPUTER PROGRAMMING SERVICES - 4.02%
Infosys Technologies Ltd. (b)                                                           15,100             1,151,375
                                                                                                       --------------

SERVICES - CONSUMER CREDIT REPORTING, COLLECTION AGENCIES - 3.52%
Moody's Corp.                                                                           12,000             1,006,920
                                                                                                       --------------

SERVICES - PREPACKAGED SOFTWARE - 5.24%
Autodesk, Inc.                                                                          26,000               772,720
Symantec Corp.  (a)                                                                     33,000               726,330
                                                                                                       --------------
                                                                                                           1,499,050
                                                                                                       --------------

SURETY INSURANCE - 2.94%
AMBAC Financial Group, Inc.                                                             10,800               840,024
                                                                                                       --------------

SURGICAL & MEDICAL INSTRUMENTS & APPARATUS - 3.57%
Stryker Corp.                                                                           20,600             1,022,996
                                                                                                       --------------

TOTAL COMMON STOCKS (COST $25,666,781)                                                                    27,515,007
                                                                                                       --------------

See accompanying notes which are an integral part of the financial statements.

MONTEAGLE LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS - CONTINUED
FEBRUARY 28, 2005 (UNAUDITED)

MONEY MARKET SECURITIES - 7.25%                                                      SHARES                VALUE
                                                                                  -------------        --------------

Federated U.S. Treasury Obligations Fund, 2.33% (c)                                  1,400,000           $ 1,400,000
Huntington Money Market Fund - Investment Shares, 1.43% (c)                            675,247               675,247
                                                                                                       --------------

TOTAL MONEY MARKET SECURITIES (COST $2,075,247)                                                            2,075,247
                                                                                                       --------------

TOTAL INVESTMENTS (COST $27,742,028) - 103.39%                                                          $ 29,590,254
                                                                                                       --------------

LIABILITIES IN EXCESS OF OTHER ASSETS - (3.39)%                                                             (969,072)
                                                                                                       --------------

TOTAL NET ASSETS - 100.00%                                                                              $ 28,621,182
                                                                                                       ==============

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Variable rate security; the coupon rate shown represents the rate at February 28, 2005.

See accompanying notes which are an integral part of the financial statements.

MONTEAGLE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
FEBRUARY 28, 2005 (UNAUDITED)


                                                                 MONTEAGLE          MONTEAGLE           MONTEAGLE
                                                               FIXED INCOME           VALUE             LARGE CAP
                                                                   FUND                FUND            GROWTH FUND
                                                             ------------------  -----------------  ------------------
ASSETS
Investments in securities:
    At cost                                                    $    23,996,264    $    14,912,157     $    27,742,028
                                                             ==================  =================  ==================
    At value                                                   $    24,366,178    $    19,241,811     $    29,590,254

Interest receivable                                                    315,956                145               2,099
Dividends receivable                                                         -             37,738              21,918
Receivable for fund shares purchased                                         -                  -              60,800
                                                             ------------------  -----------------  ------------------
     TOTAL ASSETS                                                   24,682,134         19,279,694          29,675,071
                                                             ------------------  -----------------  ------------------

LIABILITIES
Payable for investments purchased                                            -                  -           1,023,454
Accrued advisory fees                                                   21,859             19,509              30,435
Distributions payable                                                   80,599                  -                   -
                                                             ------------------  -----------------  ------------------
     TOTAL LIABILITIES                                                 102,458             19,509           1,053,889
                                                             ------------------  -----------------  ------------------

NET ASSETS                                                     $    24,579,676    $    19,260,185     $    28,621,182
                                                             ==================  =================  ==================

NET ASSETS CONSIST OF:
Paid in capital                                                $    24,066,970    $    16,484,260     $    34,339,709
Accumulated undistributed net investment income (loss)                  13,547             12,902             (29,054)
Accumulated net realized gain (loss) on investments                    129,245         (1,566,631)         (7,537,699)
Net unrealized appreciation on investments                             369,914          4,329,654           1,848,226
                                                             ------------------  -----------------  ------------------

NET ASSETS                                                     $    24,579,676    $    19,260,185     $    28,621,182
                                                             ==================  =================  ==================

SHARES OUTSTANDING
    (unlimited number of shares authorized)                          2,370,845          1,334,524           4,880,119
                                                             ------------------  -----------------  ------------------


NET ASSET VALUE, OFFERING AND
REDEMPTION PRICE PER SHARE                                     $         10.37    $         14.43     $          5.86
                                                             ==================  =================  ==================

See accompanying notes which are an integral part of the financial statements.

MONTEAGLE FUNDS
STATEMENTS OF OPERATIONS
SIX MONTHS ENDED FEBRUARY 28, 2005 (UNAUDITED)

                                                                            MONTEAGLE         MONTEAGLE          MONTEAGLE
                                                                          FIXED INCOME          VALUE            LARGE CAP
                                                                              FUND               FUND           GROWTH FUND
                                                                        ------------------ ----------------- -------------------

INVESTMENT INCOME:
Dividend income                                                           $          -      $      193,430     $       107,987
Interest income                                                                627,685               3,173               6,183
                                                                        ------------------ ----------------- -------------------
  TOTAL INVESTMENT INCOME                                                      627,685             196,603             114,170
                                                                        ------------------ ----------------- -------------------

EXPENSES:
Investment advisor fee (a)                                                     146,193             120,644             141,205
Trustee fees and expenses                                                        1,998               1,996               2,019
                                                                        ------------------ ----------------- -------------------
  TOTAL EXPENSES                                                               148,191             122,640             143,224
                                                                        ------------------ ----------------- -------------------
NET INVESTMENT INCOME (LOSS)                                                   479,494              73,963             (29,054)
                                                                        ------------------ ----------------- -------------------


REALIZED & UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investment securities                              343,747             343,638            (357,480)
Change in unrealized appreciation (depreciation)
   on investment securities                                                   (870,882)          2,700,180           1,190,357
                                                                        ------------------ ----------------- -------------------
Net realized and unrealized gain (loss) on investment securities              (527,135)          3,043,818             832,877
                                                                        ------------------ ----------------- -------------------

NET INCREASE (DECREASE) IN NET
   ASSETS FROM OPERATIONS                                                 $    (47,641)     $    3,117,781     $       803,823
                                                                        ================== ================= ===================


(a) See Note 3 in the Notes to the Financial Statements.


See accompanying notes which are an integral part of the financial statements.

MONTEAGLE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                     MONTEAGLE
                                                                                   FIXED INCOME
                                                                                       FUND
                                                                     ------------------------------------------


                                                                       SIX MONTHS ENDED
                                                                      FEBRUARY 28, 2005         YEAR ENDED
INCREASE (DECREASE) IN NET ASSETS                                        (UNAUDITED)         AUGUST 31, 2004
                                                                     ---------------------  -------------------
OPERATIONS:
  Net investment income                                               $        479,494       $       1,041,935
  Net realized gain on investment securities                                   343,747                 277,054
  Change in unrealized appreciation (depreciation)                            (870,882)               (306,131)
                                                                     ---------------------  -------------------
  Net increase in net assets resulting from operations                         (47,641)              1,012,858
                                                                     ---------------------  -------------------
DISTRIBUTIONS:
  From net investment income                                                  (477,270)             (1,041,946)
  From net realized gain                                                      (448,777)               (437,744)
                                                                     ---------------------  -------------------
  Total distributions                                                         (926,047)             (1,479,690)
                                                                     ---------------------  -------------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold                                                    352,410               1,510,149
  Amount paid for shares repurchased                                        (1,221,728)             (4,182,760)
                                                                     ---------------------  -------------------
  Net (decrease) in net assets resulting
     from share transactions                                                  (869,318)             (2,672,611)
                                                                     ---------------------  -------------------
TOTAL (DECREASE) IN NET ASSETS                                              (1,843,006)             (3,139,443)
                                                                     ---------------------  -------------------

NET ASSETS:
  Beginning of period                                                       26,422,682              29,562,125
                                                                     ---------------------  -------------------

  End of period                                                       $     24,579,676       $      26,422,682
                                                                     =====================  ===================

Accumulated undistributed net
   investment income included
   in net assets at end of period                                     $         13,547       $          11,324
                                                                     =====================  ===================

CAPITAL SHARE TRANSACTIONS:
  Shares sold                                                                   32,952                 137,031
  Shares repurchased                                                          (114,733)               (382,385)
                                                                     ---------------------  -------------------

  Net (decrease) from capital share transactions                               (81,781)               (245,354)
                                                                     =====================  ===================


See accompanying notes which are an integral part of the financial statements.

MONTEAGLE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

                                                                     MONTEAGLE                           MONTEAGLE
                                                                       VALUE                             LARGE CAP
                                                                        FUND                            GROWTH FUND
                                                         ----------------------------------  ----------------------------------


                                                         SIX MONTHS ENDED                    SIX MONTHS ENDED
                                                         FEBRUARY 28, 2005   YEAR ENDED      FEBRUARY 28, 2005   YEAR ENDED
INCREASE (DECREASE) IN NET ASSETS                          (UNAUDITED)     AUGUST 31, 2004     (UNAUDITED)     AUGUST 31, 2004
                                                         ----------------- ----------------  ----------------- ----------------
OPERATIONS:
  Net investment income (loss)                           $        73,963    $      138,920    $      (29,054)   $     (74,695)
  Net realized loss on investment securities                     343,638           (34,172)         (357,480)        (529,922)
  Change in unrealized appreciation (depreciation)             2,700,180         1,826,718         1,190,357        1,054,822
                                                         ----------------- ----------------  ----------------- ----------------
  Net increase in net assets resulting from operations         3,117,781         1,931,466           803,823          450,205
                                                         ----------------- ----------------  ----------------- ----------------
DISTRIBUTIONS:
  From net investment income                                     (61,060)         (138,920)                -           (6,174)
  Return of capital                                                    -          (130,341)                -                -
                                                         ----------------- ----------------  ----------------- ----------------
  Total distributions                                            (61,060)         (269,261)                -           (6,174)
                                                         ----------------- ----------------  ----------------- ----------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold                                    1,266,939         1,316,541        15,507,603        8,648,846
  Amount paid for shares repurchased                          (1,391,069)       (1,302,933)         (557,680)        (286,252)
                                                         ----------------- ----------------  ----------------- ----------------
  Net increase (decrease) in net assets resulting
     from share transactions                                    (124,130)           13,608        14,949,923        8,362,594
                                                         ----------------- ----------------  ----------------- ----------------
TOTAL INCREASE IN NET ASSETS                                   2,932,591         1,675,813        15,753,746        8,806,625
                                                         ----------------- ----------------  ----------------- ----------------

NET ASSETS:
  Beginning of period                                         16,327,594        14,651,781        12,867,436        4,060,811
                                                         ----------------- ----------------  ----------------- ----------------

  End of period                                          $    19,260,185    $   16,327,594    $   28,621,182    $  12,867,436
                                                         ================= ================  ================= ================

Accumulated undistributed net
   investment income (loss) included
   in net assets at end of period                        $        12,902    $            -    $      (29,054)   $           -
                                                         ================= ================  ================= ================

CAPITAL SHARE TRANSACTIONS:
  Shares sold                                                     95,539           110,518         2,603,884        1,609,281
  Shares repurchased                                            (104,246)         (108,798)          (94,873)         (52,336)
                                                         ----------------- ----------------  ----------------- ----------------

  Net increase (decrease) from capital share transactions         (8,707)            1,720         2,509,011        1,556,945
                                                         ================= ================  ================= ================


See accompanying notes which are an integral part of the financial statements.

MONTEAGLE FUNDS
FINANCIAL HIGHLIGHTS

The tables below set forth financial data for a share outstanding throughout each period presented.

                                                                           MONTEAGLE
                                                                          FIXED INCOME
                                                                              FUND
                                   ----------------------------------------------------------------------------------------

                                   SIX MONTHS
                                   EDNDED FEBRUARY   YEAR ENDED    YEAR ENDED    YEAR ENDED     YEAR ENDED    YEAR ENDED
                                   28, 2005          AUGUST 31,    AUGUST 31,    AUGUST 31,     AUGUST 31,    AUGUST 31,
                                   (UNAUDITED)       2004          2003          2002           2001          2000          (a)
                                   --------------   -------------  ------------- -------------  ------------- -------------

SELECTED PER SHARE DATA
Net asset value, beginning
   of period                       $       10.77    $      10.96   $      11.17  $      10.82   $      10.06  $      10.00
                                   --------------   -------------  ------------- -------------  ------------- -------------
Income from investment operations
  Net investment income                     0.20            0.41           0.42          0.49           0.55          0.28
  Net realized and unrealized
     gain (loss)                           (0.21)          (0.03)         (0.08)         0.35           0.76          0.16
                                   --------------   -------------  ------------- -------------  ------------- -------------
Total from investment operations           (0.01)           0.38           0.34          0.84           1.31          0.44
                                   --------------   -------------  ------------- -------------  ------------- -------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income               (0.20)          (0.41)         (0.42)        (0.49)         (0.55)        (0.38)
  From net realized gain                   (0.19)          (0.16)         (0.13)            -              -             -
                                   --------------   -------------  ------------- -------------  ------------- -------------
Total distributions                        (0.39)          (0.57)         (0.55)        (0.49)         (0.55)        (0.38)
                                   --------------   -------------  ------------- -------------  ------------- -------------

Net asset value, end of period     $       10.37    $      10.77   $      10.96  $      11.17   $      10.82  $      10.06
                                   ==============   =============  ============= =============  ============= =============

TOTAL RETURN (b)                          -0.16% (c)       3.49%          3.06%         8.00%         13.37%         4.54% (c)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000)    $      24,580     $    26,423    $    29,562   $    37,626    $    36,506   $    29,346
Ratio of expenses to average net
   assets                                  1.16% (d)       1.15%          1.14%         0.97%          1.14%         1.15% (d)
Ratio of net investment income to
   average net assets                      3.77% (d)       3.71%          3.76%         4.56%          5.28%         3.97% (d)
Portfolio turnover rate                   34.69%          27.02%         20.52%        48.58%         75.84%        58.87%

(a) December 20, 1999 (Commencement of Operations) through August 31, 2000.
(b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c) Not annualized.
(d) Annualized.

See accompanying notes which are an integral part of the financial statements.

MONTEAGLE FUNDS
FINANCIAL HIGHLIGHTS - CONTINUED

The tables below set forth financial data for a share outstanding throughout each period presented.

                                                                           MONTEAGLE
                                                                             VALUE
                                                                              FUND
                                     ------------------------------------------------------------------------------------

                                     SIX MONTHS
                                     ENDED FEBRUARY  YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED   YEAR ENDED
                                     28, 2005        AUGUST 31,    AUGUST 31,    AUGUST 31,    AUGUST 31,   AUGUST 31,
                                     (UNAUDITED)     2004          2003          2002          2001         2000         (a)
                                     --------------  ------------  ------------  ------------  ------------ -------------

SELECTED PER SHARE DATA
Net asset value, beginning
   of period                         $       12.16   $     10.92   $      9.77   $     13.34   $     11.66  $      10.00
                                     --------------  ------------  ------------  ------------  ------------ -------------
Income from investment operations
  Net investment income                       0.05          0.10          0.16          0.17          0.14          0.06
  Net realized and unrealized
     gain (loss)                              2.26          1.33          1.14         (2.17)         1.88          1.60
                                     --------------  ------------  ------------  ------------  ------------ -------------
Total from investment operations              2.31          1.43          1.30         (2.00)         2.02          1.66
                                     --------------  ------------  ------------  ------------  ------------ -------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                 (0.04)        (0.10)        (0.15)        (0.15)        (0.12)            -
  From net realized gain                         -             -             -         (1.42)        (0.22)            -
  From return of capital                         -         (0.09)            -             -             -             -
                                     --------------  ------------  ------------  ------------  ------------ -------------
Total distributions                          (0.04)        (0.19)        (0.15)        (1.57)        (0.34)            -
                                     --------------  ------------  ------------  ------------  ------------ -------------

Net asset value, end of period       $       14.43   $     12.16   $     10.92   $      9.77   $     13.34  $      11.66
                                     ==============  ============  ============  ============  ============ =============

TOTAL RETURN (b)                            19.05% (c)    13.10%        13.49%       -16.95%        17.56%        16.60% (c)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000)      $      19,260   $    16,328   $    14,652   $    19,010   $    26,325   $    19,734
Ratio of expenses to average net
   assets                                    1.37% (d)     1.36%         1.36%         1.35%         1.35%         1.36% (d)
Ratio of net investment income to
   average net assets                        0.83% (d)     0.85%         1.72%         1.37%         1.15%         0.77% (d)
Portfolio turnover rate                      7.72%        34.50%        28.39%        58.62%       152.86%       375.67%

(a) December 20, 1999 (Commencement of Operations) through August 31, 2000.
(b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c) Not annualized.
(d) Annualized.

See accompanying notes which are an integral part of the financial statements.

MONTEAGLE FUNDS
FINANCIAL HIGHLIGHTS - CONTINUED

The tables below set forth financial data for a share outstanding throughout each period presented.

                                                                           MONTEAGLE
                                                                           LARGE CAP
                                                                          GROWTH FUND
                                     ----------------------------------------------------------------------------------

                                     SIX MONTHS
                                     ENDED FEBRUARY YEAR ENDED    YEAR ENDED    YEAR ENDED   YEAR ENDED    YEAR ENDED
                                     28, 2005       AUGUST 31,    AUGUST 31,    AUGUST 31,   AUGUST 31,    AUGUST 31,
                                     (UNAUDITED)    2004          2003          2002         2001          2000        (a)
                                     -------------  ------------  ------------  ------------ ------------  ------------

SELECTED PER SHARE DATA
Net asset value, beginning
   of period                         $       5.43   $      4.99   $      4.62   $      6.70  $      9.92   $     10.00
                                     -------------  ------------  ------------  ------------ ------------  ------------
Income from investment operations
  Net investment income (loss)              (0.01)        (0.04)         0.01         (0.02)       (0.03)         0.01
  Net realized and unrealized
      gain (loss)                            0.44          0.49          0.36         (2.06)       (3.19)        (0.09)
                                     -------------  ------------  ------------  ------------ ------------  ------------
Total from investment operations             0.43          0.45          0.37         (2.08)       (3.22)        (0.08)
                                     -------------  ------------  ------------  ------------ ------------  ------------
LESS DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                    -         (0.01)            -             -            -             -
                                     -------------  ------------  ------------  ------------ ------------  ------------
Total distributions                             -         (0.01)            -             -            -             -
                                     -------------  ------------  ------------  ------------ ------------  ------------

Net asset value, end of period       $       5.86   $      5.43   $      4.99   $      4.62  $      6.70   $      9.92
                                     =============  ============  ============  ============ ============  ============

TOTAL RETURN (b)                            7.92% (c)     8.89%         8.01%       -31.04%      -32.44%        -0.80% (c)

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000)      $     28,621   $    12,867   $     4,061   $     6,661  $     9,968   $    12,820
Ratio of expenses to average net
   assets                                   1.37% (d)     1.37%         1.27%         1.03%        1.26%         1.27% (d)
Ratio of net investment income (loss) to
   average net assets                      (0.28)%(d)    (0.75)%        0.12%        (0.26)%      (0.44)%        0.10% (d)
Portfolio turnover rate                    27.81%        66.52% (e)    26.93%        86.74%       70.04%        68.00%

(a) January 18, 2000 (Commencement of Operations) through August 31, 2000.
(b) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c) Not annualized.
(d) Annualized.
(e) Portfolio turnover percentage increased 39.59% compared to prior year due to change in adviser effective September 1, 2003.

See accompanying notes which are an integral part of the financial statements.

                                 MONTEAGLE FUNDS
                        NOTES TO THE FINANCIAL STATEMENTS
                                FEBRUARY 28, 2005
                                   (UNAUDITED)

NOTE 1.  ORGANIZATION

The Monteagle Fixed Income Fund (the "Fixed Income Fund"), Monteagle Value Fund (the "Value Fund"), and Monteagle Large Cap Growth Fund (the "Large Cap Growth Fund") (each a "Fund" or collectively, the "Funds") were organized as diversified series of AmeriPrime Advisors Trust (the "Trust") on August 3, 1999. The Fixed Income Fund and Value Fund commenced operations on December 20, 1999, and the Large Cap Growth Fund commenced operations on January 18, 2000. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated August 3, 1999 (the "Trust Agreement"). On September 1, 2003, the Large Cap Fund changed its name to the Large Cap
Growth Fund. The Trust Agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest of separate series. Each Fund is one of a series of funds currently offered by the Trust. The investment objective of the Fixed Income Fund is total return and the investment objectives of the Value Fund and the Large Cap Growth Fund are to provide long-term growth of capital. The investment manager to the Funds is Nashville Capital Corporation ("Investment Manager"). The Investment Manager retains an Adviser for each fund.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements.

Securities Valuations - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the applicable Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust, (the "Board").

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the applicable Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Federal Income Taxes - There is no provision for federal income tax. Each Fund intends to continue to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, by distributing all of its taxable income. If the required amount of net investment income is not distributed, the Fund could incur a tax expense.

                                 MONTEAGLE FUNDS
                        NOTES TO THE FINANCIAL STATEMENTS
                          FEBRUARY 28, 2005 - CONTINUED
                                   (UNAUDITED)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED

Security Transactions and Related Income - The Funds follow industry practice and record security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Distributions to Shareholders - The Fixed Income Fund intends to distribute all of its net investment income as dividends to its shareholders on a monthly basis. The Value Fund and Large Cap Growth Fund intend to distribute all of their net investment income as dividends to shareholders on an annual basis. The Funds intend to distribute net realized long term capital gains and net realized short term capital gains at least once a year. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

NOTE 3.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Nashville Capital Corporation serves as Investment Manager to the Funds. In this capacity, Nashville Capital Corporation advises and assists the officers of the Trust in conducting the business of the Funds and is responsible for providing general investment advice and guidance to the Funds. However, Nashville Capital Corporation has delegated responsibility for the selection and ongoing monitoring of the securities in each Fund's investment portfolio to the Funds' respective Advisers set forth below. Each Fund is authorized to pay Nashville Capital Corporation a fee based on average daily net assets at the following annual rates:

                                  FIXED                          LARGE CAP
                                 INCOME           VALUE           GROWTH
          ASSETS                  FUND            FUND             FUND
---------------------------   --------------  --------------   --------------

Up to and
   including $25 million          1.15%           1.35%            1.35%

From $25 up to and
   including $50 million          1.10%           1.25%            1.25%

From $50 up to and
   including $100 million         0.97%           1.10%            1.10%

Over $100 million                 0.90%           1.00%            1.00%

Under the terms of each Fund's management agreement (the "Agreement"), the Investment Manager manages each Fund's investments subject to approval of the Board and pays all of the expenses of each Fund except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), fees and expenses of non-interested person trustees, 12b-1 expenses and extraordinary expenses. It should be noted that most investment companies pay their own operating expenses directly, while the Funds' expenses, except those specified above, are paid by the Investment Manager. For the six months ended February 28, 2005, the Investment Manager earned fees of $146,193, $120,644 and $141,205 from the Fixed Income Fund, Value Fund and Large Cap Growth Fund, respectively. Amounts payable to the Investment Manager at February 28, 2005 were $21,859, $19,509 and $30,435 for the Fixed Income Fund, Value Fund and Large Cap Growth Fund, respectively.

                                 MONTEAGLE FUNDS
                        NOTES TO THE FINANCIAL STATEMENTS
                          FEBRUARY 28, 2005 - CONTINUED
                                   (UNAUDITED)

NOTE 3.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED

FIXED INCOME FUND. The Investment Manager has retained Howe & Rusling, Inc. ("H & R") to serve as the Adviser to the Fixed Income Fund. Nashville Capital Corporation has agreed to pay H & R an annual advisory fee for the Fixed Income Fund of 0.30% of average daily net assets up to $25 million, 0.25% of average daily net assets from $25 million up to $50 million, and 0.20% of average daily net assets of $50 million and greater.

VALUE FUND. The Investment Manager has retained Robinson Investment Group, Inc. ("Robinson") to serve as the Adviser to the Value Fund. Nashville Capital Corporation has agreed to pay Robinson an annual advisory fee of 0.60% of average daily net assets up to $25 million, 0.45% of average daily net assets from $25 million up to $50 million, 0.35% of average daily net assets from $50 million up to $100 million, and 0.30% of average daily net assets of $100 million and greater.

LARGE CAP GROWTH FUND. The Investment Manager has retained Northstar Capital Management, Inc. ("Northstar") to serve as Adviser of the Large Cap Growth Fund. Nashville Capital Corporation has agreed to pay Northstar an annual advisory fee of 0.50% of average daily net assets.

The Funds retain Unified Fund Services, Inc. ("Unified"), a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Funds' business affairs and to provide the Funds with administrative, transfer agency, and fund accounting services, including all regulatory reporting and necessary office equipment and personnel. The Investment Manager paid all administrative, transfer agency, and fund accounting fees on behalf of the Funds per the Agreement. A Trustee and the officers of the Trust are members of management and/or employees of Unified and/or officers or shareholders of Unified Financial Services, Inc. ("UFS") (the parent of Unified).

The Funds retain Unified Financial Securities, Inc., a wholly owned subsidiary of UFS to act as the principal distributor of their shares. There were no payments made to Unified Financial Securities, Inc. by the Funds during the six months ended February 28, 2005. A Trustee has an ownership interest in UFS (the parent company of the Distributor), and certain officers of the Trust are a director and/or officers of the Distributor and/or shareholders of UFS. As a result, those persons may be deemed to be affiliates of the Distributor.

NOTE 4.  INVESTMENTS

For the six months ended February 28, 2005, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

                                           FIXED                           LARGE CAP
                                          INCOME            VALUE            GROWTH
                                           FUND              FUND             FUND
                                      ----------------  ---------------  ---------------
PURCHASES
     U.S. Government Obligations       $    2,317,830    $           -    $           -
     Other                                  6,294,611        2,520,509       19,704,538
SALES
     U.S. Government Obligations       $    2,829,703    $           -    $           -
     Other                                  6,618,280        1,350,176        5,645,058

                                 MONTEAGLE FUNDS
                        NOTES TO THE FINANCIAL STATEMENTS
                          FEBRUARY 28, 2005 - CONTINUED
                                   (UNAUDITED)

NOTE 4.  INVESTMENTS - CONTINUED

As of February 28, 2005, the net unrealized appreciation of investments for tax purposes was as follows:

                               FIXED                            LARGE CAP
                              INCOME             VALUE           GROWTH
                               FUND              FUND             FUND
                         ---------------   ---------------   --------------

Gross appreciation        $     564,690    $    4,972,482    $   2,117,390

Gross depreciation             (194,776)         (642,828)        (269,164)

                         ---------------   ---------------   --------------
Net appreciation
  on investments          $     369,914    $    4,329,654    $   1,848,226
                         ===============   ===============   ==============

At February 28, 2005, the aggregate cost of securities for federal income tax purposes was $23,996,264, $14,912,157, and $27,742,028 for the Fixed Income
Fund, Value Fund, and Large Cap Growth Fund, respectively.

NOTE 5. ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 6. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under
Section 2(a)(9) of the Investment Company Act of 1940. As of February 28, 2005, Farmers and Merchants Corporation, for the benefit of its customers, beneficially owned 100% of each Fund.

NOTE 7.  CAPITAL LOSS CARRYFORWARDS

VALUE FUND. At August 31, 2004, the Fund had available for federal tax purposes an unused capital loss carryforward of $1,654,808, of which $1,155,855 expires in 2011 and $498,953 expires in 2012.

In addition, in 2003, the Fund elected to defer post-October losses of $164,758.

LARGE CAP FUND. At August 31, 2004, the Fund had available for federal tax purposes an unused capital loss carryforward of $6,932,274, of which $470,032 expires in 2008, $826,803 expires in 2009, $425,424 expires in 2010, $3,044,365 expires in 2011, and $2,165,650 expires in 2012.

In addition, in 2003, the Fund elected to defer post-October losses of $246,784.

Capital loss carryforwards are available to offset future realized gains. To the extent that these carryforwards are used to offset future realized capital gains, it is probable that the amount which is offset will not be distributed.

                                 MONTEAGLE FUNDS
                        NOTES TO THE FINANCIAL STATEMENTS
                          FEBRUARY 28, 2005 - CONTINUED
                                   (UNAUDITED)

NOTE 8. DISTRIBUTIONS TO SHAREHOLDERS

FIXED INCOME FUND. The tax character of distributions paid during the fiscal years ended August 31, 2004 and 2003 was as follows.

Distributions paid from:                        2004                 2003
                                           ----------------    -----------------

     Ordinary income                       $     1,041,946     $       1,278,249
     Short-term Capital Gain                       104,366                     -
     Long-term Capital Gain                        333,378               439,848
                                           ----------------    -----------------
                                           $     1,479,690     $       1,718,097
                                           ================    =================

For the six months ended February 28, 2005, the Fund paid monthly distributions of net investment income totaling $0.1956 per share. Capital gain distributions in the amount of $0.1874 per share were paid December 28, 2004, to shareholders of record on December 27, 2004. In aggregate, the Fund paid ordinary income dividends of $477,270 and capital gains distributions of $448,776 in the six months ended February 28, 2005.

VALUE FUND. The tax character of distributions paid during the fiscal years ended August 31, 2004 and 2003 was as follows:

Distributions paid from:                        2004              2003
                                         ----------------  ----------------

              Ordinary income            $       138,920   $       283,519
              Return of Capital                  130,341                 -
              Short-term Capital Gain                  -                 -
              Long-term Capital Gain                   -                 -
                                         ----------------  ----------------
                                         $       269,261   $       283,519
                                         ================  ================

The Value Fund paid an income dividend of $0.0449 per share on December 28, 2004, to shareholders of record on December 27, 2004. In aggregate, the Fund paid ordinary income dividends of $61,060 in the six months ended February 28, 2005.

LARGE CAP GROWTH FUND. The tax character of distributions paid during the fiscal years ended August 31, 2004 and 2003 was as follows:

Distributions paid from:                      2004              2003
                                         ----------------  ----------------

              Ordinary income            $         6,174   $             -
              Short-term Capital Gain                  -                 -
              Long-term Capital Gain                   -                 -

                                         ----------------  ----------------

                                         $         6,174   $             -
                                         ================  ================

The Large Cap Growth Fund paid no distributions during the six months ended February 28, 2005.

                                 MONTEAGLE FUNDS
                        NOTES TO THE FINANCIAL STATEMENTS
                          FEBRUARY 28, 2005 - CONTINUED
                                   (UNAUDITED)

NOTE 8. DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED

As of August 31, 2004, the components of distributable earnings on a tax basis were as follows:


                                            Fixed Fund          Value           Large Cap
                                          ---------------- ----------------  ----------------

Undistributable ordinary income            $       11,324   $            -    $            -
Undistributable long-term capital gain
  (accumulated losses)                            234,274       (1,654,807)       (6,932,273)
Unrealized appreciation/(depreciation)          1,240,796        1,374,012           409,922
                                          ---------------- ----------------  ----------------

                                           $    1,486,394   $     (280,795)   $   (6,522,351)
                                          ================ ================  ================

The differences between book basis and tax basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales and post-October losses.

                                  PROXY VOTING

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted those proxies during the twelve month period ended June 30, 2004, are available without charge upon request by (1) by calling the Funds at
(877)  272-9746;  (2) on the Funds' website at  www.nashcap.com;  and (3) on the
                                                ---------------
SEC's website at www.sec.gov.
                 ------------

TRUSTEES
Stephen A. Little, Chairman
Gary E. Hippenstiel
Daniel J. Condon
Ronald C. Tritschler

OFFICERS
Anthony J. Ghoston, President
Thomas G. Napurano, Chief Financial Officer and Treasurer
Freddie Jacobs, Jr., Secretary
Lynn E. Wood, Chief Compliance Officer

INVESTMENT MANAGER
Nashville Capital Corporation
209 10th Ave. South, Suite 332
Nashville, TN 37203

FUNDS' ADVISERS
Howe & Rusling, Inc.
Robinson Investment Group, Inc.
Northstar Capital Management, Inc.

DISTRIBUTOR
Unified Financial Securities, Inc.
431 N. Pennsylvania St.
Indianapolis, IN 46204

INDEPENDENT ACCOUNTANTS
Cohen McCurdy, Ltd.
826 Westpoint Parkway, Suite 1250
Westlake, OH 44145

LEGAL COUNSEL
Thompson Hine, LLP
312 Walnut St., Suite 1400
Cincinnati, OH 45202

CUSTODIAN
U.S. Bank, N.A.
425 Walnut St.
Cincinnati, OH 45202

ADMINISTRATOR, TRANSFER AGENT
AND FUND ACCOUNTANT
Unified Fund Services, Inc.
431 N. Pennsylvania Street
Indianapolis, IN 46204



This report is intended only for the information of shareholders or those who have received the Fund's prospectus which contains information about the Fund's management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.
Member NASD/SIPC

ITEM 2. CODE OF ETHICS.   Not Applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.  Not Applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.  Not Applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED COMPANIES.  Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.  Not Applicable - schedule filed with Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END FUNDS.
           Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END FUNDS.  Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 10.  CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of March 24, 2005, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

(a)(1)   Not Applicable.


(a)(2) Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3)   Not Applicable

(b) Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      AmeriPrime Advisors Trust
            ----------------------------------

By
*  /s/ Anthony Ghoston
-----------------------------------
       Anthony Ghoston, President

Date  4/29/05
    -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
*  /s/ Anthony Ghoston
-------------------------------------
       Anthony Ghoston, President

Date   4/29/05
    ---------------------------------

By
*   /s/ Thomas Napurano
---------------------------------------------------------------
        Thomas Napurano, Chief Financial Officer and Treasurer

Date  4/28/05
     ---------------------------------